EXHIBIT 99.2

John Deere Owner Trust 2008
Statement to Certificateholders

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Payment Date:		15-Oct-08

(1) Amount of principal being paid or distributed:

(a) Class A-1 Notes:		$26,327,464.85
per $1,000 original principal amount:		$133.10

(b) Class A-2 Notes:		$0.00
per $1,000 original principal amount:		$0.00

(c) Class A-3 Notes:		$0.00
per $1,000 original principal amount:		$0.00

(d) Class A-4 Notes:		$0.00
per $1,000 original principal amount:		$0.00

(e) Certificates:		$0.00
per $1,000 original principal amount:		$0.00

(f) Total:		$26,327,464.85

(2) (a) Amount of interest being paid or distributed:

(i) Class A-1 Notes:		$145,162.95
per $1,000 original principal amount:		$0.73

(ii) Class A-2 Notes:		$589,270.00
per $1,000 original principal amount:		$3.03

(iii) Class A-3 Notes:		$526,923.83
per $1,000 original principal amount:		$3.48

(iv) Class A-4 Notes:		$407,500.00
per $1,000 original principal amount:		$4.08

(v) Total:		$1,668,856.78

(3) (a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$487,988,753.69

(b)	Note Value at end of related Collection Period:	$493,107,809.77

(c)	Pool Face Amount at the end of related Collection Period:	$557,321,203.06

(4) After giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:		$37,228,992.01
(ii) A-1 Note Pool Factor:		0.1882153

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	(b) (i)	Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

	(c) (i)	Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

	(d) (i)	Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

	(e) (i)	Certificate Balance:	$9,808,817.00
	(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:			$428,570.82
	per $1,000 original principal amount:		$0.66
(a) Amount of Servicing Fee earned:			$428,570.82
(b) Amount of Servicing Fee paid:			$428,570.82
(c) Amount of Servicing Fee Shortfall:			$0.00

(6) Amount of Administration Fee:			$100.00

(7) Amount paid to Indenture Trustee:			$0.00

(8) Amount paid to Owner Trustee:			$0.00

(9) Aggregate Purchase Amounts for Collection Period:			$0.00

(10) (i)	Amount in Reserve Account:		$9,805,183.00
(ii)	Specified Reserve Account Balance:		$9,805,183.00

(11) (i)	Scheduled Payments of Receivables 60 days or more past due:		$566,331.00
(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:		0.12%

(12) (i)	Face Amount of Receivables 60 days or more past due:		$6,799,512.00
(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:		1.22%
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.39%
(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):		1.15%

(13) (i)	Aggregate amount of net losses for the collection period:		$187,504.85
(ii)	Cumulative amount of net losses:		$460,926.96
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.07%

(14) If the payment Date is in April 2010 or October 2010:
(i)	Average Delinquency Ratio Test is met:		NA
(ii)	Cumulative Net Loss Ratio Test is met:		NA
(iii)	Specified Reserve Reduction Trigger is met:		NA
(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:		NA

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